Consolidated Statements of Changes in Shareholders' Equity	Class A and Class B ordinary shares CNY	Additional paid-in capital CNY	Statutory reserve CNY	Accumulated other comprehensive loss CNY	Retained earnings CNY	Non-controlling interests CNY	Total USD ($)	Total CNY
Balance at Dec. 31, 2011	186,948	212,421,037	268,014,793	(60,430,695)	3,538,087,071	27,129,516		3,985,408,670
Balances (in shares) at Dec. 31, 2011	230,909,215
Increase (Decrease) in Stockholders' Equity
Net profit / (loss)					540,650,188	6,593,580		547,243,768
Foreign currency translation loss				(20,112,491)				(20,112,491)
Share-based compensation costs		71,144,592						71,144,592
Appropriation to statutory reserves			4,923,933		(4,923,933)
Ordinary shares issued upon exercise of employee stock options	7,012	45,849,541						45,856,553
Ordinary shares issued upon exercise of employee stock options (in shares)	11,138,640
Dividends to shareholders (Note 23)					(607,623,579)			(607,623,579)
Change in the Company's economic interests in affiliates		389,338				(10,509,842)		(10,120,504)
Capital contribution from non-controlling interests or VIE shareholders						3,000		3,000
Balance at Dec. 31, 2012	193,960	329,804,508	272,938,726	(80,543,186)	3,466,189,747	23,216,254		4,011,800,009
Balances (in shares) at Dec. 31, 2012	242,047,855
Increase (Decrease) in Stockholders' Equity
Net profit / (loss)					542,413,633	1,514,629		543,928,262
Foreign currency translation loss				(45,993,516)				(45,993,516)
Share-based compensation costs		75,893,070				21,450,000		97,343,070
Appropriation to statutory reserves			39,400,899		(39,400,899)
Ordinary shares issued upon exercise of employee stock options	3,043	47,269,160						47,272,203
Ordinary shares issued upon exercise of employee stock options (in shares)	4,932,205
Dividends to shareholders (Note 23)					(137,138,046)			(137,138,046)
Change in the Company's economic interests in affiliates						(9,006,927)		(9,006,927)
Balance at Dec. 31, 2013	197,003	452,966,738	312,339,625	(126,536,702)	3,832,064,435	37,173,956		4,508,205,055
Balances (in shares) at Dec. 31, 2013	246,980,060
Increase (Decrease) in Stockholders' Equity
Net profit / (loss)					471,390,134	(15,664,513)	73,449,638	455,725,621
Foreign currency translation loss				(30,512,381)			(4,917,703)	(30,512,381)
Share-based compensation costs		47,332,010				4,162,253		51,494,263
Appropriation to statutory reserves			19,391,219		(19,391,219)
Ordinary shares issued upon exercise of employee stock options	1,088	19,918,780						19,919,868
Ordinary shares issued upon exercise of employee stock options (in shares)	1,770,090
Dividends to shareholders (Note 23)					(146,431,373)			(146,431,373)
Change in the Company's economic interests in affiliates						118,604		118,604
Capital contribution from non-controlling interests or VIE shareholders						10,234,000		10,234,000
Balance at Dec. 31, 2014	198,091	520,217,528	331,730,844	(157,049,083)	4,137,631,977	36,024,300	$ 784,700,649	4,868,753,657
Balances (in shares) at Dec. 31, 2014	248,750,150